PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Motor vehicles	¥5,312,274	¥5,176,175	$713,827
Office equipment and fixtures	1,442,395	1,440,819	198,698
Production equipment	31,102,055	31,115,843	4,291,071
Leasehold improvement	—	2,260,000	311,668
Total cost	37,856,724	39,992,837	5,515,264
Less: accumulated depreciation	(11,614,250)	(14,297,511)	(1,971,717)
Less: accumulated impairment	(768,312)	(942,462)	(129,971)
Property and equipment, net	¥25,474,162	¥24,752,864	$3,413,576
Construction in progress	¥239,739	¥—	$—